Schedule of Investments
March 31, 2020 (unaudited)
AmericaFirst Large Cap Share Buyback Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 94.47%

Agriculture Chemicals - 2.82%
CF Industries Holdings, Inc.	5,719	155,557

Air Transportation, Scheduled - 1.95%
United Airlines Holdings, Inc. (2)	3,409	107,554

Cable & Other Pay Television Services - 4.72%
Charter Communications, Inc. Class-A (2)	597	260,477

Electric & Other Services Combined - 4.44%
Evergy, Inc.	4,445	244,697

Electric Services - 3.32%
NRG Energy, Inc.	6,717	183,105

Electronic Computers - 4.55%
Apple, Inc.	987	250,984

Fire, Marine & Casualty Insurance - 7.84%
Allstate Corp.	2,595	238,039
Loews Corp.	5,581	194,386

		432,425

Hotels & Motels - 3.27%
Hilton Worldwide Holdings, Inc.	2,645	180,495

National Commercial Banks - 3.45%
JPMorgan Chase & Co.	2,116	190,504

Personal Credit Institutions - 3.14%
Santander Consumer USA Holdings, Inc.	12,438	173,013

Pharmaceutical Preparations - 11.37%
Eli Lilly & Co.	2,357	326,963
Novo Nordisk A.S.	4,988	300,278

		627,241

Radio & TV Broadcasting & Communications Equipment - 4.01%
Ubiquiti, Inc.	1,561	221,006

Railroads, Line-Haul Operating - 4.27%
Union Pacific Corp.	1,671	235,678

Retail-Auto & Home Supply Stores - 7.37%
AutoZone, Inc. (2)	244	206,424
O'Reilly Automotive, Inc.	664	199,897

		406,321

Retail-Auto Dealers & Gasoline Stations - 3.24%
CarMax, Inc.	3,319	178,662

Retail-Grocery Stores - 3.32%
Koninklijke Ahold Delhaize N.V. (2)	7,830	183,222

Semiconductors & Related Devices - 3.68%
Qorvo, Inc. (2)	2,519	203,107

Services-Business Services, Nec - 10.54%
Booking Holding, Inc. (2)	144	193,726
FleetCor Technologies, Inc. (2)	1,018	189,898
Western Union Co.	10,911	197,816

		581,440

Services-General Medical & Surgical Hospitals, Nec - 3.67%
Universal Health Services, Inc.	2,041	202,222

Services-Miscellaneous Business Services - 3.49%
Johnson Controls International, Plc.	7,143	192,575

Total Common Stocks	(Cost $ 6,692,005)	5,210,285

Money Market Registered Investment Companies - 4.67%

Federated Institutional Prime Obligations Fund, 1.20% (5)	257,586	257,406

Total Money Market Registered Investment Companies	(Cost $ 257,415)	257,406

Total Investments - 99.14%	(Cost $ 6,949,421)	5,467,691

Other Assets less Liabilities - 0.89%		49,195

Total Net Assets - 100.00%		5,515,375

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,467,691	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$5,467,691	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.